SUPPLEMENTARY DISCLOSURES - Total Employee Compensation Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Compensation Expenses [Line Items]
Total employee compensation costs	$ 32.3	$ 65.6
Operating
Disclosure Of Employee Compensation Expenses [Line Items]
Total employee compensation costs	12.3	30.1
General and administrative
Disclosure Of Employee Compensation Expenses [Line Items]
Total employee compensation costs	$ 20.0	$ 35.5